Debt - Breakdown between long term and short term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 9,984	€ 9,992	€ 74
Other loans and similar borrowings	6	62	3
Lease liabilities	130	2	37
Total longterm debt	10,119	10,055	114	€ 392
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	1,244	13	74
Other loans and similar borrowings		3	3
Lease liabilities	38	2	35
Total longterm debt	1,282	18	112
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	7,484	9,979
Other loans and similar borrowings	6	59
Lease liabilities	92	0	2
Total longterm debt	7,582	€ 10,037	€ 2
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	1,256
Total longterm debt	€ 1,256